NOTE 2- Significant accounting policies: t. Revenue recognition (Policies)	12 Months Ended
Dec. 31, 2024
Policies
t. Revenue recognition:

t.Revenue recognition:

Revenue is recognized by the Company in accordance with IFRS 15 - “Revenue from Contracts with Customers”. Through application of this standard, the Company recognizes revenue to depict the transfer of promised goods to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.

•In order to recognize revenue under IFRS 15, the Group applies the following five (5) steps:

•Identify a customer along with a corresponding contract;

•Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to customer;

•Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods or services to the customer;

•Allocate the transaction price to the performance obligation(s) in the contract;

•Recognize revenue when or as the Company satisfies the performance obligation(s).

q.   Revenue recognition (continued):

Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

Revenue from the sale of goods is recognized at the point in time when control of the asset is transferred to the customer, generally upon delivery of the product.

The right of return gives rise to variable consideration. The variable consideration is estimated at contract inception and constrained until the associated uncertainty is subsequently resolved. The application of the constraint on variable consideration increases the amount of revenue that will be deferred.

To estimate the variable consideration to which it will be entitled, the Company applied the ‘most likely amount’ method. The Company includes in the transaction price amounts of variable consideration only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. At the end of each reporting period, the Company updates its estimates of variable consideration. The Company accounts for discounts, amounts paid to customers and other price concessions as a reductions of revenues.

The Company evaluated principal versus agent considerations to determine whether it is appropriate to record platform fees in one of its platform sale as an expense or as a reduction of revenue. Platform fees are recorded as expenses and are not recorded as a reduction of revenue because the Company controls all the goods before they are transferred to the customer. The Company is subject to credit risk, establishes prices of its products, can determine who fulfills the goods to the customer and can limit quantities or stop selling the goods at any time. Based on these considerations, the Company is the principal in this arrangement.

Deferred revenues

A deferred revenue is recognized if a payment is received, or a payment is due (whichever is earlier) from a customer before the Company transfers the related goods or services. Contract liabilities are recognized as revenue when the Company performs under the contract (i.e., transfers control of the related goods or services to the customer).

Financing components

The Company does not expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As a consequence, the Company does not adjust any of the transaction prices for the time value of money.